UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2010

Shares	Description (1)			Value
	Common Stocks – 99.7%
	Aerospace & Defense – 1.3%
19,116	Boeing Company			$ 1,271,979
29,354	Honeywell International Inc.			1,289,815
24,368	United Technologies Corporation			1,735,733
	Total Aerospace & Defense			4,297,527
	Air Freight & Logistics – 0.9%
47,270	United Parcel Service, Inc., Class B			3,152,436
	Airlines – 0.5%
22,470	Delta Air Lines, Inc., (2)			261,551
27,885	Lan Airlines S.A., Sponsored ADR			820,934
34,353	Southwest Airlines Co.			448,994
	Total Airlines			1,531,479
	Auto Components – 0.5%
10,102	American Axle and Manufacturing Holdings Inc., (2)			91,120
28,366	Cooper Tire & Rubber			556,825
51,860	Gentex Corporation			1,011,789
	Total Auto Components			1,659,734
	Automobiles – 0.5%
109,234	Ford Motor Company, (2)			1,337,024
14,597	Harley-Davidson, Inc.			415,139
	Total Automobiles			1,752,163
	Beverages – 1.3%
43,999	Coca-Cola Company			2,574,821
29,271	PepsiCo, Inc.			1,944,765
	Total Beverages			4,519,586
	Biotechnology – 4.3%
47,483	Amgen Inc., (2)			2,616,788
66,664	Celgene Corporation, (2)			3,840,513
12,644	Cephalon, Inc., (2)			789,491
43,232	Genzyme Corporation, (2)			3,060,393
110,785	Gilead Sciences, Inc., (2)			3,945,054
18,280	Human Genome Sciences, Inc., (2)			544,561
	Total Biotechnology			14,796,800
	Capital Markets – 1.1%
19,686	Bank of New York Company, Inc.			514,395
46,966	Charles Schwab Corporation			652,827
9,397	Goldman Sachs Group, Inc.			1,358,618
24,295	Morgan Stanley			599,601
17,346	Waddell & Reed Financial, Inc., Class A			474,587
	Total Capital Markets			3,600,028
	Chemicals – 0.9%
33,915	Dow Chemical Company			931,306
35,575	E.I. Du Pont de Nemours and Company			1,587,357
13,584	Monsanto Company			651,081
	Total Chemicals			3,169,744
	Commercial Banks – 1.3%
31,331	FirstMerit Corporation			573,984
9,487	Toronto-Dominion Bank			685,531
65,040	U.S. Bancorp			1,406,165
70,518	Wells Fargo & Company			1,772,117
	Total Commercial Banks			4,437,797
	Commercial Services & Supplies – 0.4%
29,414	Covanta Holding Corporation			463,271
13,828	Deluxe Corporation			264,530
26,895	R.R. Donnelley & Sons Company			456,139
	Total Commercial Services & Supplies			1,183,940
	Communications Equipment – 6.0%
6,820	Aviat Networks Inc., (2)			27,894
312,383	Cisco Systems, Inc., (2)			6,841,188
21,578	Comverse Technology, Inc., (2)			145,220
17,501	Harris Corporation			775,119
213,361	QUALCOMM, Inc.			9,626,848
59,842	Research In Motion Limited, (2)			2,913,707
	Total Communications Equipment			20,329,976
	Computers & Peripherals – 12.6%
140,369	Apple, Inc., (2)			39,829,700
56,388	EMC Corporation, (2)			1,145,240
53,361	Hewlett-Packard Company			2,244,897
	Total Computers & Peripherals			43,219,837
	Consumer Finance – 0.4%
24,868	American Express Company			1,045,202
23,560	SLM Corporation, (2)			272,118
	Total Consumer Finance			1,317,320
	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America			458,303
4,824	Sonoco Products Company			161,315
	Total Containers & Packaging			619,618
	Distributors – 0.0%
2,607	Genuine Parts Company			116,246
	Diversified Consumer Services – 0.3%
7,119	ITT Educational Services, Inc., (2)			500,252
63,150	Service Corporation International			544,353
	Total Diversified Consumer Services			1,044,605
	Diversified Financial Services – 1.8%
146,487	Bank of America Corporation			1,920,445
3,262	CME Group, Inc.			849,588
81,151	JP Morgan Chase & Co.			3,089,419
13,902	Moody’s Corporation			347,272
	Total Diversified Financial Services			6,206,724
	Diversified Telecommunication Services – 2.1%
137,927	AT&T Inc.			3,944,712
25,758	Chunghwa Telecom Co., Ltd, Sponsored ADR			577,494
81,073	Frontier Communications Corporation			662,366
59,238	Verizon Communications Inc.			1,930,566
	Total Diversified Telecommunication Services			7,115,138
	Electric Utilities – 1.1%
86,906	Duke Energy Corporation			1,539,105
48,358	Great Plains Energy Incorporated			913,966
28,722	Pinnacle West Capital Corporation			1,185,357
	Total Electric Utilities			3,638,428
	Electrical Equipment – 1.4%
17,689	Cooper Industries Inc.			865,523
32,402	Emerson Electric Company			1,706,289
11,238	Hubbell Incorporated, Class B			570,329
14,562	Rockwell Automation, Inc.			898,912
13,012	Roper Industries Inc.			848,122
	Total Electrical Equipment			4,889,175
	Electronic Equipment & Instruments – 0.8%
21,961	Agilent Technologies, Inc., (2)			732,839
24,324	Amphenol Corporation, Class A			1,191,390
50,810	Corning Incorporated			928,807
	Total Electronic Equipment & Instruments			2,853,036
	Energy Equipment & Services – 1.4%
29,580	Cooper Cameron Corporation, (2)			1,270,757
11,464	Diamond Offshore Drilling, Inc.			776,915
52,810	Halliburton Company			1,746,427
18,804	Schlumberger Limited			1,158,514
	Total Energy Equipment & Services			4,952,613
	Food & Staples Retailing – 1.2%
34,754	CVS Caremark Corporation			1,093,708
22,982	Kroger Co.			497,790
23,034	SUPERVALU INC.			265,582
27,047	Walgreen Co.			906,075
27,876	Wal-Mart Stores, Inc.			1,491,924
	Total Food & Staples Retailing			4,255,079
	Food Products – 0.8%
18,807	Archer-Daniels-Midland Company			600,319
42,081	Kraft Foods Inc.			1,298,620
63,041	Sara Lee Corporation			846,641
	Total Food Products			2,745,580
	Gas Utilities – 0.6%
25,741	Nicor Inc.			1,179,453
26,900	Piedmont Natural Gas Company			780,100
	Total Gas Utilities			1,959,553
	Health Care Equipment & Supplies – 1.1%
35,925	Accuray, Inc., (2)			223,454
16,693	Baxter International, Inc.			796,423
37,622	Boston Scientific Corporation, (2)			230,623
9,327	CareFusion Corporation, (2)			231,683
1,798	Covidien PLC			72,262
12,334	Hill Rom Holdings Inc.			442,667
15,744	Medtronic, Inc.			528,684
16,736	Saint Jude Medical Inc., (2)			658,394
11,285	Zimmer Holdings, Inc., (2)			590,544
	Total Health Care Equipment & Supplies			3,774,734
	Health Care Providers & Services – 1.7%
13,759	Brookdale Senior Living Inc., (2)			224,409
22,283	Cardinal Health, Inc.			736,230
28,734	Lincare Holdings			720,936
22,869	Medco Health Solutions, Inc., (2)			1,190,560
10,900	Omnicare, Inc.			260,292
82,800	Tenet Healthcare Corporation, (2)			390,816
19,747	UnitedHealth Group Incorporated			693,317
20,106	Universal Health Services, Inc., Class B			781,319
12,531	Wellpoint Inc., (2)			709,756
	Total Health Care Providers & Services			5,707,635
	Hotels, Restaurants & Leisure – 2.7%
12,614	Carnival Corporation			481,981
27,099	International Game Technology			391,581
10,272	Interval Leisure Group Inc., (2)			138,364
22,012	McDonald’s Corporation			1,640,114
141,670	Starbucks Corporation			3,623,919
33,342	Starwood Hotels & Resorts Worldwide, Inc.			1,752,122
19,573	Tim Hortons Inc.			712,653
84,855	Wendy’s International, Inc.			384,393
	Total Hotels, Restaurants & Leisure			9,125,127
	Household Durables – 0.3%
13,979	KB Home			158,382
36,936	Newell Rubbermaid Inc.			657,830
4,344	Whirlpool Corporation			351,690
	Total Household Durables			1,167,902
	Household Products – 0.8%
46,095	Procter & Gamble Company			2,764,317
	Industrial Conglomerates – 1.2%
15,629	3M Co.			1,355,191
177,574	General Electric Company			2,885,578
	Total Industrial Conglomerates			4,240,769
	Insurance – 1.2%
17,619	AFLAC Incorporated			911,078
1,106	Arch Capital Group Limited, (2)			92,683
26,516	Fidelity National Title Group Inc., Class A			416,566
30,409	Marsh & McLennan Companies, Inc.			733,465
14,446	Prudential Financial, Inc.			782,684
24,701	Travelers Companies, Inc.			1,286,922
	Total Insurance			4,223,398
	Internet & Catalog Retail – 2.0%
41,595	Amazon.com, Inc., (2)			6,532,911
10,391	HSN, Inc., (2)			310,691
	Total Internet & Catalog Retail			6,843,602
	Internet Software & Services – 5.1%
26,494	Akamai Technologies, Inc., (2)			1,329,469
2,017	AOL Inc., (2)			49,921
137,675	eBay Inc., (2)			3,359,270
20,048	Google Inc., Class A, (2)			10,541,038
20,300	IAC/InterActiveCorp., (2)			533,281
43,598	United Online, Inc.			249,381
104,026	Yahoo! Inc., (2)			1,474,048
	Total Internet Software & Services			17,536,408
	IT Services – 3.4%
61,947	Automatic Data Processing, Inc.			2,603,632
23,280	Fidelity National Information Services			631,586
8,158	Global Payments Inc.			349,897
25,920	Infosys Technologies Limited, Sponsored ADR			1,744,675
25,772	International Business Machines Corporation (IBM)			3,457,056
9,443	Lender Processing Services Inc.			313,791
63,148	Paychex, Inc.			1,735,939
8,557	Visa Inc.			635,443
	Total IT Services			11,472,019
	Life Sciences Tools & Services – 0.6%
40,968	Life Technologies Corporation, (2)			1,912,796
	Machinery – 1.8%
24,655	Caterpillar Inc.			1,939,855
15,941	Danaher Corporation			647,364
16,763	Deere & Company			1,169,722
7,327	Eaton Corporation			604,404
22,531	Graco Inc.			714,909
15,335	SPX Corporation			970,399
	Total Machinery			6,046,653
	Media – 3.8%
19,588	CBS Corporation, Class B			310,666
178,336	Comcast Corporation, Special Class A			3,033,495
97,220	DIRECTV Group, Inc., (2)			4,047,269
3,122	Liberty Media Starz, (2)			202,555
12,927	Live Nation Inc., (2)			127,719
96,097	News Corporation, Class A			1,255,027
54,235	News Corporation, Class B			816,779
21,715	Omnicom Group, Inc.			857,308
17,377	Regal Entertainment Group, Class A			227,986
5,992	Time Warner Cable, Class A			323,508
11,302	Time Warner Inc.			346,406
42,225	Walt Disney Company			1,398,070
	Total Media			12,946,788
	Metals & Mining – 0.9%
13,175	AngloGold Ashanti Limited, Sponsored ADR			609,212
77,426	Companhia Siderurgica Nacional S.A., Sponsored ADR			1,368,117
31,323	Southern Copper Corporation			1,100,064
	Total Metals & Mining			3,077,393
	Multiline Retail – 1.1%
10,865	Family Dollar Stores, Inc.			479,798
10,883	J.C. Penney Company, Inc.			295,800
4,515	Kohl’s Corporation, (2)			237,850
26,822	Macy’s, Inc.			619,320
18,536	Sears Holding Corporation, (2)			1,337,187
17,559	Target Corporation			938,353
	Total Multiline Retail			3,908,308
	Multi-Utilities – 0.6%
21,316	Integrys Energy Group, Inc.			1,109,711
25,517	OGE Energy Corp.			1,017,363
	Total Multi-Utilities			2,127,074
	Oil, Gas & Consumable Fuels – 4.3%
508	BP PLC, Sponsored ADR			20,914
57,716	Chevron Corporation			4,677,882
51,533	ConocoPhillips			2,959,540
12,007	Delta Petroleum Corporation, (2)			9,445
110,891	Exxon Mobil Corporation			6,851,955
5,224	Royal Dutch Shell PLC, Class A, Sponsored ADR			315,007
	Total Oil, Gas & Consumable Fuels			14,834,743
	Paper & Forest Products – 0.1%
21,521	International Paper Company			468,082
	Pharmaceuticals – 4.8%
34,060	Abbott Laboratories			1,779,294
15,020	Allergan, Inc.			999,281
59,703	Bristol-Myers Squibb Company			1,618,548
25,114	Eli Lilly and Company			917,414
23,968	Forest Laboratories, Inc., (2)			741,330
16,139	GlaxoSmithKline PLC, Sponsored ADR			637,813
47,182	Johnson & Johnson			2,923,397
87,671	Merck & Company Inc.			3,227,170
9,013	Novartis AG, Sponsored ADR			519,780
179,032	Pfizer Inc.			3,073,979
	Total Pharmaceuticals			16,438,006
	Professional Services – 0.6%
17,552	Manpower Inc.			916,214
21,473	Resources Connection, Inc., (2)			295,468
30,314	Robert Half International Inc.			788,164
	Total Professional Services			1,999,846
	Real Estate Investment Trust – 0.9%
18,413	Apartment Investment & Management Company, Class A			393,670
49,000	DCT Industrial Trust Inc.			234,710
4,590	Developers Diversified Realty Corporation			51,500
31,254	Nationwide Health Properties, Inc.			1,208,592
40,126	Senior Housing Properties Trust			942,961
28,958	U-Store-It Trust			241,799
	Total Real Estate Investment Trust			3,073,232
	Semiconductors & Equipment – 5.1%
58,540	Advanced Micro Devices, Inc., (2)			416,219
57,825	Altera Corporation			1,744,002
9,099	Analog Devices, Inc.			285,527
96,614	Applied Materials, Inc.			1,128,452
93,518	Atmel Corporation, (2)			744,403
56,856	Broadcom Corporation, Class A			2,012,134
1,449	Cree, Inc., (2)			78,666
1,090	Cymer, Inc., (2)			40,417
26,510	Cypress Semiconductor Corporation, (2)			333,496
28,948	Fairchild Semiconductor International Inc., Class A, (2)			272,111
17,789	Integrated Device Technology, Inc., (2)			104,066
276,903	Intel Corporation			5,324,845
2,596	Intersil Holding Corporation, Class A			30,347
46,004	Linear Technology Corporation			1,413,703
95,908	LSI Logic Corporation, (2)			437,340
14,662	MEMC Electronic Materials, (2)			174,771
24,328	National Semiconductor Corporation			310,669
4,888	Novellus Systems, Inc., (2)			129,923
88,873	NVIDIA Corporation, (2)			1,038,037
45,017	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR			456,472
24,262	Texas Instruments Incorporated			658,471
15,725	Varian Semiconductor Equipment Associate, (2)			452,566
	Total Semiconductors & Equipment			17,586,637
	Software – 8.2%
171,474	Activision Blizzard Inc.			1,855,349
81,133	Adobe Systems Incorporated, (2)			2,121,628
43,406	Autodesk, Inc., (2)			1,387,690
65,789	CA Inc.			1,389,464
33,659	Cadence Design Systems, Inc., (2)			256,818
43,062	Electronic Arts Inc. (EA), (2)			707,509
13,047	McAfee Inc., (2)			616,601
448,810	Microsoft Corporation			10,991,357
314,039	Oracle Corporation			8,431,947
5,668	SAP AG, Sponsored ADR			279,489
	Total Software			28,037,852
	Specialty Retail – 1.7%
16,694	Best Buy Co., Inc.			681,616
14,338	Gap, Inc.			267,260
41,949	Home Depot, Inc.			1,328,944
30,941	Limited Brands, Inc.			828,600
34,823	Lowe’s Companies, Inc.			776,205
17,774	TJX Companies, Inc.			793,254
35,381	Urban Outfitters, Inc., (2)			1,112,379
	Total Specialty Retail			5,788,258
	Textiles, Apparel & Luxury Goods – 0.2%
12,633	Coach, Inc.			542,714
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial			68,221
1,712	Tree.com Inc., (2)			11,214
	Total Thrifts & Mortgage Finance			79,435
	Tobacco – 1.0%
44,849	Altria Group, Inc.			1,077,273
41,366	Philip Morris International			2,317,323
	Total Tobacco			3,394,596
	Wireless Telecommunication Services – 0.8%
21,095	China Mobile Hong Kong Limited, Sponsored ADR			1,078,587
9,319	Crown Castle International Corporation, (2)			411,434
45,343	Vodafone Group PLC, Sponsored ADR			1,124,960
	Total Wireless Telecommunication Services			2,614,981
	Total Common Stocks (cost $266,553,488)			341,097,467

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 7.9%
$26,852	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010, repurchase price $26,852,023, collateralized by $25,420,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $27,390,050	0.080%	10/01/10	$26,851,963
	Total Short-Term Investments (cost $26,851,963)			26,851,963
	Total Investments (cost $293,405,451) – 107.6%			367,949,430
	Other Assets Less Liabilities – (7.6)%			(25,973,289)
	Net Assets – 100%			$341,976,141

Investments in Derivatives

Call Options Written as of September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(632)	Mini-NDX 100 Index	$ (11,534,000)	10/16/10	$ 182.5	$(1,123,380)
(547)	Mini-NDX 100 Index	(10,119,500)	10/16/10	185.0	(842,380)
(1,151)	Mini-NDX 100 Index	(22,156,750)	10/16/10	192.5	(984,105)
(1,205)	Mini-NDX 100 Index	(22,895,000)	11/20/10	190.0	(1,602,650)
(570)	Mini-NDX 100 Index	(11,257,500)	11/20/10	197.5	(517,275)
(609)	Mini-NDX 100 Index	(12,180,000)	12/18/10	200.0	(520,695)
(13)	NASDAQ 100 Index	(2,372,500)	10/16/10	1,825.0	(228,475)
(51)	NASDAQ 100 Index	(9,435,000)	10/16/10	1,850.0	(778,005)
(84)	NASDAQ 100 Index	(16,170,000)	10/16/10	1,925.0	(714,840)
(103)	NASDAQ 100 Index	(19,570,000)	11/20/10	1,900.0	(1,372,990)
(71)	NASDAQ 100 Index	(14,022,500)	11/20/10	1,975.0	(638,823)
(52)	NASDAQ 100 Index	(10,400,000)	12/18/10	2,000.0	(444,860)
(190)	S&P 500 Index	(20,900,000)	10/16/10	1,100.0	(893,000)
(359)	S&P 500 Index	(40,387,500)	10/16/10	1,125.0	(990,840)
(174)	S&P 500 Index	(18,705,000)	11/20/10	1,075.0	(1,397,220)
(190)	S&P 500 Index	(20,900,000)	11/20/10	1,100.0	(1,162,800)
(177)	S&P 500 Index	(19,912,500)	11/20/10	1,125.0	(780,570)
(190)	S&P 500 Index	(21,375,000)	12/18/10	1,125.0	(1,026,000)
(196)	S&P 500 Index	(22,540,000)	12/18/10	1,150.0	(774,200)
(6,564)	Total Call Options written (premiums received $11,867,080)	$ (326,832,750)			$(16,793,108)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$341,097,467	$–	$–	$341,097,467
Short-Term Investments	26,851,963	–	–	26,851,963
Derivatives:
Call Options Written	(16,793,108)	–	–	(16,793,108)
Total	$351,156,322	$–	$–	$351,156,322

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$16,793,108
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $293,406,216.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation				$ 93,849,460
Depreciation				(19,306,246)

Net unrealized appreciation (depreciation) of investments				$ 74,543,214

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.